Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Institutional Shares

Supplement dated March 31, 2020

to Currently Effective Prospectuses

The Board of Trustees approved a change to the Mutual Fund Holdings Disclosure Policies and Procedures to allow certain Portfolios to disclose their top five/bottom five equity securities ranked by performance attribution instead of disclosing their top five contributors/detractors on an absolute basis.

As a result of the above change, effective immediately, the prospectuses for the Portfolios are amended as follows:

Under “Availability of Portfolio Holdings Information” in the Shareholder’s Guide section of the Portfolios’ prospectus, the following bullet point replaces the corresponding bullet point in its entirety:

• Other Information.  Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag. Top/bottom equity securities (for all Portfolios, including the equity securities for Balanced Portfolio, except Flexible Bond Portfolio and Global Bond Portfolio) ranked by performance attribution, including the percentage attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag. For Flexible Bond Portfolio, Global Bond Portfolio, and Balanced Portfolio, top/bottom fixed-income issuers ranked by performance attribution, including the percentage of attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Service Shares

Supplement dated March 31, 2020

to Currently Effective Prospectuses

The Board of Trustees approved a change to the Mutual Fund Holdings Disclosure Policies and Procedures to allow certain Portfolios to disclose their top five/bottom five equity securities ranked by performance attribution instead of disclosing their top five contributors/detractors on an absolute basis.

As a result of the above change, effective immediately, the prospectuses for the Portfolios are amended as follows:

Under “Availability of Portfolio Holdings Information” in the Shareholder’s Guide section of the Portfolios’ prospectus, the following bullet point replaces the corresponding bullet point in its entirety:

• Other Information.  Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag. Top/bottom equity securities (for all Portfolios, including the equity securities for Balanced Portfolio, except Flexible Bond Portfolio, Global Bond Portfolio, and U.S. Low Volatility Portfolio) ranked by performance attribution, including the percentage attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag. For Flexible Bond Portfolio, Global Bond Portfolio, and Balanced Portfolio, top/bottom fixed-income issuers ranked by performance attribution, including the percentage of attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Institutional Shares

Supplement dated March 31, 2020

to Currently Effective Statement of Additional Information

1.

Effective immediately, under “Investment Strategies and Risks” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios’ statement of additional information (“SAI”), the following information replaces the information titled “Significant Market Events” in its entirety:

Note Regarding Regulatory Changes and Market Events and Risks.  Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Portfolios or the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Portfolios’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the Portfolios. Furthermore, worsened market conditions, including as a result of U.S. government shutdowns or the perceived creditworthiness of the United States, could have a negative impact on securities markets.

Economic downturns can prompt various economic, legal, budgetary, tax, and regulatory reforms across the globe. In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an usually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took a number of unprecedented steps designed to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010, provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The conclusion of this support, and/or failure of the measures put in place could negatively affect financial markets generally, as well as the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

The value of a Portfolio’s holdings is also generally subject to the risk of significant future local, national, or global economic disruptions or slowdowns in the markets in which a Portfolio invests. In the event of such an occurrence, the issuers of securities held by a Portfolio may experience significant declines in the value of their assets and even cease operations, or may require government assistance that is contingent on increased restrictions on their business operations or their government interventions. In addition, it is not certain that the U.S. government or foreign governments will intervene in response to a future market disruption and the effect of any such future intervention cannot be predicted.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolios’ service providers, including Janus Capital or the subadvisers (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolios’ service providers to perform essential tasks on behalf of the Portfolios.

2.

In addition, the Board of Trustees approved a change to the Mutual Fund Holdings Disclosure Policies and Procedures to allow certain Portfolios to disclose their top five/bottom five equity securities ranked by performance attribution instead of disclosing their top five contributors/detractors on an absolute basis.

As a result of the above change, effective immediately, the Portfolios’ SAI is amended as follows:

Under “Portfolio Holdings Disclosure Policies and Procedures” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios’ SAI, the following bullet point replaces the corresponding bullet point in its entirety:

• Other Information.  Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag. Top/bottom equity securities (for all Portfolios, including the equity securities for Balanced Portfolio, except Flexible Bond Portfolio and Global Bond Portfolio) ranked by performance attribution, including the percentage attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag. For Flexible Bond Portfolio, Global Bond Portfolio, and Balanced Portfolio, top/bottom fixed-income issuers ranked by performance attribution, including the percentage of attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag.

3.

Additionally, the Board of Trustees approved changes to Janus Capital’s Proxy Voting Guidelines and Procedures that are intended to (i) better align the firm’s proxy voting processes globally; (ii) incorporate guidance from the Securities and Exchange Commission in August 2019; (iii) enhance the procedures for monitoring conflicts of interest; and (iv) improve readability and clarify existing language. As a result of these changes, effective immediately the Portfolios’ SAI is amended as follows:

Under “Janus Capital Management LLC Proxy Voting Summary for Mutual Funds” in the Investment Adviser and Subadvisers section of the Portfolios’ SAI, the following paragraphs replace the corresponding section in its entirety:

JANUS CAPITAL MANAGEMENT LLC &

PERKINS INVESTMENT MANAGEMENT LLC

PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital and Perkins seek to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital or Perkins relationship (business or otherwise). Janus Capital and Perkins have adopted Proxy Voting Procedures and Proxy Voting Guidelines (the “Guidelines”) and established a Proxy Voting Committee to oversee their development and implementation.

Proxy Voting Procedures

The Proxy Voting Procedures set forth how proxy voting policy is developed, how proxy votes are cast, how conflicts of interest are addressed, and how the proxy voting process is overseen. The Proxy Voting Committee develops the Proxy Voting Procedures and the Guidelines, manages conflicts of interest related to proxy voting, and supervises the voting process generally. The Proxy Voting Committee is comprised of representatives from the Office of the Treasurer, Operations Control, Compliance, as well as the Governance and Responsible Investing team (the “GRI Team”) and equity portfolio management who provide input on behalf of Investments.

The Guidelines outline how Janus Capital and Perkins generally vote proxies on securities held by the portfolios Janus Capital and Perkins manage. The Guidelines, which include recommendations on most major corporate issues, have been developed by the Proxy Voting Committee in consultation with Janus Capital’s and Perkins’ portfolio managers, assistant portfolio managers, and analysts (together, “Portfolio Management”) and the GRI Team. In creating proxy voting recommendations, the Proxy Voting Committee reviews Janus Capital’s and Perkins’ proxy voting record over the prior year, including exceptions to the Guidelines directed by Portfolio Management, to determine whether any adjustments should be made. The Proxy Voting Committee also reviews changes to the Guidelines recommended by its proxy advisory firm, Institutional Shareholder Services (“ISS”) (the “Proxy Voting Service”), discusses such changes with the Proxy Voting Service, and solicits feedback from Investments on such changes. Once the Proxy Voting Committee approves changes to the Guidelines, they are distributed to Operations Control and the Proxy Voting Service for implementation. The Proxy Voting Committee provides oversight of the proxy voting process, which includes reviewing results of diligence on the Proxy Voting Service.

For proxy issues addressed by the Guidelines, Janus Capital and Perkins will vote in accordance with the Guidelines absent an instruction to the contrary by the relevant Portfolio Management (an “exception vote”). For proxy issues not addressed by the Guidelines (“refer items”), Janus Capital and Perkins will only vote as instructed by the relevant Portfolio Management. In addition to automatically receiving refer items, a portfolio manager may elect to receive a summary of all vote recommendations or all vote recommendations against management. Although the Portfolios generally vote in accordance with the Guidelines, portfolio managers have ultimate discretion and responsibility for determining how to vote proxies with respect to securities held in the portfolios they manage. The Proxy Voting Committee does not have authority to direct votes for any client or account except as otherwise set forth in the Proxy Voting Procedures. In deciding how to cast their votes, Portfolio Management may reference their own perspectives, knowledge and research as well as the research and recommendations of the Proxy Voting Service. While Portfolio Management generally cast votes consistently across accounts, they may reasonably reach different conclusions as to what is in the best interest of specific accounts based on differences in strategies, objectives or perspectives.

Janus Capital and Perkins recognize that in certain circumstances the cost to Portfolios associated with casting a proxy vote may exceed the benefits received by clients from doing so. In those situations, Janus Capital or Perkins may decide to abstain from voting. For instance, certain Portfolios may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a Portfolio cannot vote the shares. In deciding whether to recall securities on loan, Janus Capital and Perkins will evaluate whether the benefit of voting the proxies outweighs the cost of recalling them. Similarly, in many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company’s stock within a given period of time on or around the shareholder meeting date (“share blocking”). In countries where share blocking is practiced, Janus Capital and Perkins will evaluate whether the benefit of voting the proxies outweighs the risk of not being able to sell the securities.

A conflict of interest may arise from a number of situations including, but not limited to, a business relationship between Janus Capital or Perkins and the issuer, an inducement provided to portfolio management by the issuer or its agents or a personal relationship between portfolio management and the management of the issuer. Janus Capital and Perkins believe that default application of the Guidelines should, in most cases, adequately address any possible conflicts of interest. For situations where Portfolio Management or the GRI Team seeks to exercise discretion, Janus Capital and Perkins have implemented a number of additional policies and controls to mitigate any conflicts of interest. Portfolio Management and the GRI Team are required to disclose any actual or potential conflicts of interest that may affect the exercise of voting discretion. This includes but is not limited to the existence of any communications from the issuer, proxy solicitors, or others designed to improperly influence Portfolio Management or the GRI Team in exercising their discretion. In addition, Janus Capital and Perkins maintain a list of significant relationships for purposes of proxy voting, which includes significant intermediaries, vendors, service providers, clients, and other relationships. In the event Portfolio Management or the GRI Team intend to vote against the Guidelines or against the ISS recommendations and with management as to an issuer where a conflict has been identified, the Proxy Voting Committee will review the rationale provided by Portfolio Management or the GRI Team in advance of the vote. If the Proxy Voting Committee finds that Portfolio Management’s or the GRI Team’s rationale is inadequate with regards to a potential or actual personal conflict of interest, the proxy vote will be cast in accordance with the Guidelines or as instructed by the Chief Investment Officer or a delegate. If the Proxy Voting Committee finds that Portfolio Management’s or the GRI Team’s rationale is inadequate with regards to a potential or actual business conflict of interest, the proxy vote will be cast in accordance with the Guidelines or as instructed by the Proxy Voting Committee. Compliance also reviews all exception votes and all refer votes contrary to the ISS recommendations and with management to identify any undisclosed conflicts of interest.

Proxy Voting Guidelines

As discussed above, the Proxy Voting Committee has developed the Guidelines for use in voting proxies. Below is a summary of some of the Guidelines.

Board of Directors Issues

Janus Capital and Perkins: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues

Janus Capital and Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Equity and Executive Compensation Issues

Janus Capital and Perkins will generally vote in favor of equity-based compensation plans unless they create an inconsistent relationship between long-term share performance and compensation, do not demonstrate good stewardship of investors’ interests, or contain problematic features. Proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed. Janus Capital and Perkins will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained.

General Corporate Issues

Janus Capital and Perkins: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit or are structured in such a way that they give shareholders the ultimate decision on any proposal or offer, and are proposed in a transparent and independent fashion.

Janus Capital and Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Guidelines, Janus Capital and Perkins will generally vote pursuant to that Guideline. Janus Capital’s and Perkins’ first priority is to act as a fiduciary in the best interests of its clients. Janus Capital and Perkins recognize that environmental, social, moral, or ethical issues present risks and opportunities that can have an impact on company financial performance. Janus Capital and Perkins strive to balance these issues in a manner consistent with their fiduciary obligations. Janus Capital and Perkins will generally vote with management on these matters unless it identifies areas of weakness or deficiency relative to peers and/or industry best practices or it feels that management has failed to adequately respond to shareholder concerns. In such instances Janus Capital and Perkins will review these matters on a case-by-case basis, consistent with their fiduciary obligations to clients. Janus Capital and Perkins will solicit additional research from the Proxy Voting Service for proposals outside the scope of the Guidelines.

4.	Additionally, “Perkins Investment Management LLC Proxy Voting Summary for Mutual Funds” in the Investment Adviser and Subadviser section of the Portfolios’ SAI is hereby deleted.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Service Shares

Supplement dated March 31, 2020

to Currently Effective Statement of Additional Information

1.

Effective immediately, under “Investment Strategies and Risks” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios’ statement of additional information (“SAI”), the following information replaces the information titled “Significant Market Events” in its entirety:

Note Regarding Regulatory Changes and Market Events and Risks.  Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Portfolios or the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation or other governmental actions could limit or preclude the Portfolios’ abilities to achieve their investment objectives or otherwise adversely impact an investment in the Portfolios. Furthermore, worsened market conditions, including as a result of U.S. government shutdowns or the perceived creditworthiness of the United States, could have a negative impact on securities markets.

Economic downturns can prompt various economic, legal, budgetary, tax, and regulatory reforms across the globe. In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed-income markets, and an usually high degree of volatility, both domestically and internationally. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took a number of unprecedented steps designed to support the financial markets. For example, the enactment of the Dodd-Frank Act in 2010, provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. The conclusion of this support, and/or failure of the measures put in place could negatively affect financial markets generally, as well as the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

The value of a Portfolio’s holdings is also generally subject to the risk of significant future local, national, or global economic disruptions or slowdowns in the markets in which a Portfolio invests. In the event of such an occurrence, the issuers of securities held by a Portfolio may experience significant declines in the value of their assets and even cease operations, or may require government assistance that is contingent on increased restrictions on their business operations or their government interventions. In addition, it is not certain that the U.S. government or foreign governments will intervene in response to a future market disruption and the effect of any such future intervention cannot be predicted.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Portfolio from executing advantageous investment decisions in a timely manner and negatively impact a Portfolio’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Portfolio. In addition, these disruptions could also impair the information technology and other operational systems upon which the Portfolios’ service providers, including Janus Capital or the subadvisers (as applicable), rely, and could otherwise disrupt the ability of employees of the Portfolios’ service providers to perform essential tasks on behalf of the Portfolios.

2.

In addition, the Board of Trustees approved a change to the Mutual Fund Holdings Disclosure Policies and Procedures to allow certain Portfolios to disclose their top five/bottom five equity securities ranked by performance attribution instead of disclosing their top five contributors/detractors on an absolute basis.

As a result of the above change, effective immediately, the Portfolios’ SAI is amended as follows:

Under “Portfolio Holdings Disclosure Policies and Procedures” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Portfolios’ SAI, the following bullet point replaces the corresponding bullet point in its entirety:

• Other Information.  Each Portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) and specific portfolio level performance attribution information and statistics monthly with a 15-day lag. Top/bottom equity securities (for all Portfolios, including the equity securities for Balanced Portfolio, except Flexible Bond Portfolio, Global Bond Portfolio, and U.S. Low Volatility Portfolio) ranked by performance attribution, including the percentage attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag. For Flexible Bond Portfolio, Global Bond Portfolio, and Balanced Portfolio, top/bottom fixed-income issuers ranked by performance attribution, including the percentage of attribution to Portfolio performance, average Portfolio weighting, and other relevant data points, may be provided monthly with a 15-day lag.

3.

Additionally, the Board of Trustees approved changes to Janus Capital’s Proxy Voting Guidelines and Procedures that are intended to (i) better align the firm’s proxy voting processes globally; (ii) incorporate guidance from the Securities and Exchange Commission in August 2019; (iii) enhance the procedures for monitoring conflicts of interest; and (iv) improve readability and clarify existing language. As a result of these changes, effective immediately the Portfolios’ SAI is amended as follows:

Under “Janus Capital Management LLC Proxy Voting Summary for Mutual Funds” in the Investment Adviser and Subadvisers section of the Portfolios’ SAI, the following paragraphs replace the corresponding section in its entirety:

JANUS CAPITAL MANAGEMENT LLC &

PERKINS INVESTMENT MANAGEMENT LLC

PROXY VOTING SUMMARY FOR MUTUAL FUNDS

Janus Capital and Perkins seek to vote proxies in the best interest of its shareholders and without regard to any other Janus Capital or Perkins relationship (business or otherwise). Janus Capital and Perkins have adopted Proxy Voting Procedures and Proxy Voting Guidelines (the “Guidelines”) and established a Proxy Voting Committee to oversee their development and implementation.

Proxy Voting Procedures

The Proxy Voting Procedures set forth how proxy voting policy is developed, how proxy votes are cast, how conflicts of interest are addressed, and how the proxy voting process is overseen. The Proxy Voting Committee develops the Proxy Voting Procedures and the Guidelines, manages conflicts of interest related to proxy voting, and supervises the voting process generally. The Proxy Voting Committee is comprised of representatives from the Office of the Treasurer, Operations Control, Compliance, as well as the Governance and Responsible Investing team (the “GRI Team”) and equity portfolio management who provide input on behalf of Investments.

2

The Guidelines outline how Janus Capital and Perkins generally vote proxies on securities held by the portfolios Janus Capital and Perkins manage. The Guidelines, which include recommendations on most major corporate issues, have been developed by the Proxy Voting Committee in consultation with Janus Capital’s and Perkins’ portfolio managers, assistant portfolio managers, and analysts (together, “Portfolio Management”) and the GRI Team. In creating proxy voting recommendations, the Proxy Voting Committee reviews Janus Capital’s and Perkins’ proxy voting record over the prior year, including exceptions to the Guidelines directed by Portfolio Management, to determine whether any adjustments should be made. The Proxy Voting Committee also reviews changes to the Guidelines recommended by its proxy advisory firm, Institutional Shareholder Services (“ISS”) (the “Proxy Voting Service”), discusses such changes with the Proxy Voting Service, and solicits feedback from Investments on such changes. Once the Proxy Voting Committee approves changes to the Guidelines, they are distributed to Operations Control and the Proxy Voting Service for implementation. The Proxy Voting Committee provides oversight of the proxy voting process, which includes reviewing results of diligence on the Proxy Voting Service.

For proxy issues addressed by the Guidelines, Janus Capital and Perkins will vote in accordance with the Guidelines absent an instruction to the contrary by the relevant Portfolio Management (an “exception vote”). For proxy issues not addressed by the Guidelines (“refer items”), Janus Capital and Perkins will only vote as instructed by the relevant Portfolio Management. In addition to automatically receiving refer items, a portfolio manager may elect to receive a summary of all vote recommendations or all vote recommendations against management. Although the Portfolios generally vote in accordance with the Guidelines, portfolio managers have ultimate discretion and responsibility for determining how to vote proxies with respect to securities held in the portfolios they manage. The Proxy Voting Committee does not have authority to direct votes for any client or account except as otherwise set forth in the Proxy Voting Procedures. In deciding how to cast their votes, Portfolio Management may reference their own perspectives, knowledge and research as well as the research and recommendations of the Proxy Voting Service. While Portfolio Management generally cast votes consistently across accounts, they may reasonably reach different conclusions as to what is in the best interest of specific accounts based on differences in strategies, objectives or perspectives.

Janus Capital and Perkins recognize that in certain circumstances the cost to Portfolios associated with casting a proxy vote may exceed the benefits received by clients from doing so. In those situations, Janus Capital or Perkins may decide to abstain from voting. For instance, certain Portfolios may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a Portfolio cannot vote the shares. In deciding whether to recall securities on loan, Janus Capital and Perkins will evaluate whether the benefit of voting the proxies outweighs the cost of recalling them. Similarly, in many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company’s stock within a given period of time on or around the shareholder meeting date (“share blocking”). In countries where share blocking is practiced, Janus Capital and Perkins will evaluate whether the benefit of voting the proxies outweighs the risk of not being able to sell the securities.

A conflict of interest may arise from a number of situations including, but not limited to, a business relationship between Janus Capital or Perkins and the issuer, an inducement provided to portfolio management by the issuer or its agents or a personal relationship between portfolio management and the management of the issuer. Janus Capital and Perkins believe that default application of the Guidelines should, in most cases, adequately address any possible conflicts of interest. For situations where Portfolio Management or the GRI Team seeks to exercise discretion, Janus Capital and Perkins have implemented a number of additional policies and controls to mitigate any conflicts of interest. Portfolio Management and the GRI Team are required to disclose any actual or potential conflicts of interest that may affect the exercise of voting discretion. This includes but is not limited to the existence of any communications from the issuer, proxy solicitors, or others designed to improperly influence Portfolio Management or the GRI Team in exercising their discretion. In addition, Janus Capital and Perkins maintain a list of significant relationships for purposes of proxy voting, which includes significant intermediaries, vendors, service providers, clients, and other relationships. In the event Portfolio Management or the GRI Team intend to vote against the Guidelines or against the ISS recommendations and with management as to an issuer where a conflict has been identified, the Proxy Voting Committee will review the rationale provided by Portfolio Management or the GRI Team in advance of the vote. If the Proxy Voting Committee finds that Portfolio Management’s or the GRI Team’s rationale is inadequate with regards to a potential or actual personal conflict of interest, the proxy vote will be cast in accordance with the Guidelines or as instructed by the Chief Investment Officer or a delegate. If the Proxy Voting Committee finds that Portfolio Management’s or the GRI Team’s rationale is inadequate with regards to a potential or actual business conflict of interest, the proxy vote will be cast in accordance with the Guidelines or as instructed by the Proxy Voting Committee. Compliance also reviews all exception votes and all refer votes contrary to the ISS recommendations and with management to identify any undisclosed conflicts of interest.

3

Proxy Voting Guidelines

As discussed above, the Proxy Voting Committee has developed the Guidelines for use in voting proxies. Below is a summary of some of the Guidelines.

Board of Directors Issues

Janus Capital and Perkins: (i) will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors; (ii) will generally vote in favor of proposals to increase the minimum number of independent directors; and (iii) will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues

Janus Capital and Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Equity and Executive Compensation Issues

Janus Capital and Perkins will generally vote in favor of equity-based compensation plans unless they create an inconsistent relationship between long-term share performance and compensation, do not demonstrate good stewardship of investors’ interests, or contain problematic features. Proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period) will generally be opposed. Janus Capital and Perkins will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained.

General Corporate Issues

Janus Capital and Perkins: (i) will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers); (ii) will generally oppose proposals for different classes of stock with different voting rights; and (iii) will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit or are structured in such a way that they give shareholders the ultimate decision on any proposal or offer, and are proposed in a transparent and independent fashion.

Janus Capital and Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Guidelines, Janus Capital and Perkins will generally vote pursuant to that Guideline. Janus Capital’s and Perkins’ first priority is to act as a fiduciary in the best interests of its clients. Janus Capital and Perkins recognize that environmental, social, moral, or ethical issues present risks and opportunities that can have an impact on company financial performance. Janus Capital and Perkins strive to balance these issues in a manner consistent with their fiduciary obligations. Janus Capital and Perkins will generally vote with management on these matters unless it identifies areas of weakness or deficiency relative to peers and/or industry best practices or it feels that management has failed to adequately respond to shareholder concerns. In such instances Janus Capital and Perkins will review these matters on a case-by-case basis, consistent with their fiduciary obligations to clients. Janus Capital and Perkins will solicit additional research from the Proxy Voting Service for proposals outside the scope of the Guidelines.

4.	Additionally, “Perkins Investment Management LLC Proxy Voting Summary for Mutual Funds” in the Investment Adviser and Subadvisers section of the Portfolios’ SAI is hereby deleted.

Please retain this Supplement with your records.

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